Shareholders' equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Billions	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2024	Jan. 31, 2023
Stockholders' Equity Note [Abstract]
Authorized shares of common stock (shares)			3,500,000,000	3,500,000,000
Common stock, par value (usd per share)			$ 0.01	$ 0.01
Common stock, shares, outstanding (shares)			717,680,268
Increase in common stock dividend	12.00%
Dividends on common stock, cash paid (usd per share)	$ 0.47	$ 0.42	$ 1.78	$ 1.58	$ 1.42
Authorized amount of shares to repurchase						$ 6.0	$ 5.0
Treasury stock acquired (shares)			48,900,000
Treasury stock acquired, average cost per share (usd per share)			$ 62.70
Shares repurchased during period, value			$ 3.1